Liabilities for Employee Benefits, Net - Schedule of Key Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Actuarial Assumptions [Abstract]
Discount rate	4.78%	5.53%
The expected weighted average cost of capital on plans’ assets	5.53%	5.57%
Expected pay rise rate	1.98%	2.39%